780 NORTH WATER STREET MILWAUKEE, WI 5320-3590 TEL 414.273.3500 FAX 414.273.5198 www.GKLAW.COM

February 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Baird Funds, Inc.

(Registration Nos. 333-40128; 811-09997)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Baird Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register Investor Class and Institutional Class shares of the Baird SmallCap Value Fund.  It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statements of Additional Information for the other series and classes of the Company.

If you have any questions regarding the filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought

cc:	Charles M. Weber
Andrew D. Ketter
Carol A. Gehl

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